SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Buildings and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	5 years
Buildings and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	50 years
Plant and equipment
Property, Plant and Equipment
Interest expense capitalized as part of plant and equipment	$ 22	$ 16	$ 7
Plant and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Plant and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	30 years
Furniture, fixtures and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives	5 years
Furniture, fixtures and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives	20 years